Presentation of the financial statements (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Amount of Adjustment for Each Financial Statement Line Item Affected by Application of IFRS 9 and IFRS 15

The table below shows the amount of adjustment for each financial statement line item affected by the application of IFRS 9 and IFRS 15 at 1 January 2018.

	As previously reported £m	IFRS 9 adjustments £m	IFRS 15 adjustments £m	As restated £m
Trade and other receivables	6,000	(15)	0	5,985
Liquid investments	78	1	0	79
Other payables - returns and rebates	(3,463)	0	(29)	(3,492)
Other payables - deferred income	(240)	0	27	(213)
Deferred tax assets	3,796	3	(2)	3,797

Total effect on net assets	3,489	(11)	(4)	3,474

Fair value reserve	329	(288)	0	41
Retained earnings	(6,477)	277	(4)	(6,204)

Total effect on equity	3,489	(11)	(4)	3,474